Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Global Insight Fund
Entity Central Index Key	0001785347
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
American Funds Global Insight Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class A
Trading Symbol	AGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 25.45% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class A (with sales charge) 2	18.24%	7.29%
American Funds Global Insight Fund — Class A (without sales charge) 2	25.45%	8.57%
MSCI World Index 3	33.68%	11.71%
1
Class A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class C
Trading Symbol	AGVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 175	1.56%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 24.62% for the year ended
October
31, 2024. That
result
compares
with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative
overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class C (with sales charge) 2	23.62%	7.84%
American Funds Global Insight Fund — Class C (without sales charge) 2	24.62%	7.84%
MSCI World Index 3	33.68%	11.71%
1
Class C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class T
Trading Symbol	AGVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 25.82% for the year ended October 31, 2024. That result compares
with a 33.68% gain for the MSCI World Index.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market
and
easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across
Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns.
Investments
in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class T (with sales charge) 2	22.68%	8.30%
American Funds Global Insight Fund — Class T (without sales charge) 2	25.82%	8.86%
MSCI World Index 3	33.68%	11.71%
1
Class T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio ho lding s by sector (percent of net assets)
American Funds Global Insight Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-1
Trading Symbol	AGVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 25.50% for the year ended October 31, 2024. That result
compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the
fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns.
Investments
in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class F-1 2	25.50%	8.61%
MSCI World Index 3	33.68%	11.71%
1
Class F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-2
Trading Symbol	AGVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 25.83% for the year ended
October
31, 2024. That result
compares
with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns.
Investments
in Australia and
France
, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class F-2 2	25.83%	8.90%
MSCI World Index 3	33.68%	11.71%
1
Class F-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-3
Trading Symbol	AGVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 25.96% for the year ended October 31,
2024
. That result
compares
with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader
portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and
France
, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Insight Fund — Class F-3 1,2	25.96%	9.29%	8.94%
MSCI World Index 3	33.68%	12.03%	9.78%
1
The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received
Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-A
Trading Symbol	CGVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 25.50% for the year ended October 31, 2024. That result
compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall
portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while
still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-A (with sales charge) 2	21.11%	7.82%
American Funds Global Insight Fund — Class 529-A (without sales charge) 2	25.50%	8.60%
MSCI World Index 3	33.68%	11.71%
1
Class 529-A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-C
Trading Symbol	CGVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 180	1.60%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 24.52% for the year ended
October
31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-C (with sales charge) 2	23.52%	7.80%
American Funds Global Insight Fund — Class 529-C (without sales charge) 2	24.52%	7.80%
MSCI World Index 3	33.68%	11.71%
1
Class 529-C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-E
Trading Symbol	CGVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 116	1.03%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 25.24% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-E 2	25.24%	8.40%
MSCI World Index 3	33.68%	11.71%
1
Class 529-E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-T
Trading Symbol	CGVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 25.78% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-T (with sales charge) 2	22.63%	8.25%
American Funds Global Insight Fund — Class 529-T (without sales charge) 2	25.78%	8.81%
MSCI World Index 3	33.68%	11.71%
1
Class 529-T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-1
Trading Symbol	CGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 25.74% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-F-1 2	25.74%	8.81%
MSCI World Index 3	33.68%	11.71%
1
Class 529-F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-2
Trading Symbol	CGVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 25.78% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-F-2 2	25.78%	10.23%
MSCI World Index 3	33.68%	14.02%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-3
Trading Symbol	CGVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 25.90% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-F-3 2	25.90%	10.32%
MSCI World Index 3	33.68%	14.02%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-1
Trading Symbol	RGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 158	1.41%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 24.75% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-1 2	24.75%	8.30%
MSCI World Index 3	33.68%	11.71%
1
Class R-1 shares were first offered on
November 8, 2019
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-2
Trading Symbol	RGLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 171	1.52%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 24.66% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-2 2	24.66%	8.03%
MSCI World Index 3	33.68%	11.71%
1
Class R-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-2E
Trading Symbol	RGLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 131	1.16%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 25.08% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-2E 2	25.08%	8.41%
MSCI World Index 3	33.68%	11.71%
1
Class R-2E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-3
Trading Symbol	RGLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 120	1.07%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 25.23% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-3 2	25.23%	8.38%
MSCI World Index 3	33.68%	11.71%
1
Class R-3 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-4
Trading Symbol	RGLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 25.57% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-4 2	25.57%	8.70%
MSCI World Index 3	33.68%	11.71%
1
Class R-4 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-5E
Trading Symbol	RGLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 25.79% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-5E 2	25.79%	8.86%
MSCI World Index 3	33.68%	11.71%
1
Class R-5E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-5
Trading Symbol	RGLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 25.89% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-5 2	25.89%	8.96%
MSCI World Index 3	33.68%	11.71%
1
Class R-5 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-6
Trading Symbol	RGLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 25.98% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-6 2	25.98%	9.00%
MSCI World Index 3	33.68%	11.71%
1
Class R-6 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,788,000,000
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 51,000,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)